Restatement of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2024
Restatement of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Subsequent to the issuance of the financial statements as of and for the three and six months ended June 30, 2023 for the Battery Group of Global Graphene Group, Inc. (also known as the energy solutions division of Global Graphene Group, Inc.), the Company determined that it had incorrectly accounted for operating expenses in the previously issued unaudited interim financial statements for the three and six months ended June 30, 2023. Specifically, the Company had not timely accrued operating expenses in the three and six month periods ended June 30, 2023, resulting in an understatement of operating expenses and payable to parent liability for those periods. In addition, the Company had incorrectly excluded certain patents contributed to the Battery Group of Global Graphene Group, Inc. by its parent. This resulted in an understatement of patents, net of amortization and contributions and net transfers with related parties. The amortization expense associated with these patents was also understated. As a result, the financial statements as of and for the three and six month periods ended June 30, 2023, have been restated.

In accordance with SEC Staff Accounting Bulletin (SAB) No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company assessed the impact of these errors and determined that it was not material to its previously issued financial statements.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated:

	As Previously Reported	Adjustments	As Restated
Condensed Consolidated and Combined Statement of Operations for the three months ended June 30, 2023

Operating expenses
Selling, general and administrative	308,245	43,085	351,330
Total operating expenses	989,891	43,085	1,032,976

Operating loss	(989,891)	(43,085)	(1,032,976)

Net Income (loss)	$(989,500)	$(43,085)	$(1,032,585)

Condensed Consolidated and Combined Statement of Operations for the six months ended June 30, 2023

Operating expenses
Selling, general and administrative	951,386	381,576	1,332,962
Total operating expenses	2,393,517	381,576	2,775,093

Operating loss	(2,393,217)	(381,576)	(2,774,793)

Net Income (loss)	(2,392,551)	(381,576)	(2,774,127)

Basic and diluted net income (loss) per share of common stock	$(0.03)	$(0.01)	$(0.04)
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated and Combined Statement of Cash Flows for the six months ended June 30, 2023

Cash Flows From Operating Activities:
Net loss	$(2,392,551)	$(381,576)	$(2,774,127)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Changes in operating assets and liabilities:
Due to related party	—	444,076	444,076
Net Cash Used In Operating Activities	(2,212,897)	62,500	(2,150,397)

Cash Flows From Investing Activities:
Capitalized patent costs	(32,065)	(30,170)	(62,235)
Net Cash Used In Investing Activities	(32,065)	(30,170)	(62,235)

Cash Flows From Financing Activities:
Capital contributions from related party	1,624,425	(32,330)	1,592,095
Net Cash Provided By Financing Activities	1,624,425	(32,330)	1,592,095

Net change in cash	$(620,537)	$—	$(620,537)

Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity for the three months ended June 30, 2023

Contributions and net transfers with related parties	226,698	(40,833)	185,865
Net loss	(989,500)	(43,085)	(1,032,585)

Stockholders’ Equity (Deficit), Balance at June 30, 2023	$3,865,588	$(28,056)	$3,837,532